COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017
Twelve months ended December 31,
2018	$ 814,139	$ 782,574
2019	11,079	81,419
2020 and thereafter	0	0
Total	$ 825,218	$ 863,993